Exhibit 99.1

NISSAN AUTO RECEIVABLES 2012-B OWNER TRUST
Monthly Servicer's Certificate
for the month of March 2013

Collection Period	Mar-13	30/360 Days	30	Collection Period Start	1-Mar-13
Distribution Date	15-Apr-13	Actual/360 Days	31	Collection Period End	31-Mar-13
				Prior Month Settlement Date	15-Mar-13
				Current Month Settlement Date	15-Apr-13

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,496,982,413.05	1,151,889,228.83	1,104,172,053.24	0.757147
Yield Supplement Overcollaterization		38,649,079.72	27,357,679.20	25,876,561.60
Total Adjusted Portfolio		1,458,333,333.33	1,124,531,549.63	1,078,295,491.64
Total Adjusted Securities		1,458,333,333.33	1,124,531,549.63	1,078,295,491.64	0.739403
Class A-1 Notes	0.26311%	371,000,000.00	37,198,216.30	0.00	0.000000
Class A-2 Notes	F0.39000%	472,000,000.00	472,000,000.00	462,962,158.31	0.980852
Class A-3 Notes	0.46000%	413,000,000.00	413,000,000.00	413,000,000.00	1.000000
Class A-4 Notes	0.66000%	144,000,000.00	144,000,000.00	144,000,000.00	1.000000
Certificates	0.00000%	58,333,333.33	58,333,333.33	58,333,333.33	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	37,198,216.30	8,427.89	100.2647340	0.0227167
Class A-2 Notes	9,037,841.69	153,400.00	19.1479697	0.3250000
Class A-3 Notes	0.00	158,316.67	-	0.3833333
Class A-4 Notes	0.00	79,200.00	-	0.5500000
Certificates	0.00	0.00	-	-
Total Securities	46,236,057.99	399,344.56

I. COLLECTIONS

Interest:
Interest Collections		2,453,943.08
Repurchased Loan Proceeds Related to Interest		0.00
Total Interest Collections		2,453,943.08

Principal:
Principal Collections		47,043,642.68
Repurchased Loan Proceeds Related to Principal		0.00
Total Principal Collections		47,043,642.68

Recoveries of Defaulted Receivables		371,578.17
Servicer Advances		152,697.98

Total Collections		50,021,861.91

II. COLLATERAL POOL BALANCE DATA
	Number	Amount
Adjusted Pool Balance - Beginning of Period	73,146	1,124,531,549.63
Total Principal Payment		46,236,057.99
	71,704	1,078,295,491.64

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2012-B OWNER TRUST
Monthly Servicer's Certificate
for the month of March 2013

III. DISTRIBUTIONS

Total Collections	50,021,861.91
Reserve Account Draw	0.00
Total Available for Distribution	50,021,861.91

1. Reimbursement of Advance	0.00

2. Servicing Fee:
Servicing Fee Due	959,907.69
Servicing Fee Paid	959,907.69
Servicing Fee Shortfall	0.00

3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	8,427.89

Class A-1 Notes Monthly Interest Paid	8,427.89
Change in Class A-1 Notes Interest Carryover Shortfall	0.00

Class A-2 Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall	0.00
Class A-2 Notes Interest on Interest Carryover Shortfall	0.00
Class A-2 Notes Monthly Interest Distributable Amount	153,400.00

Class A-2 Notes Monthly Interest Paid	153,400.00
Change in Class A-2 Notes Interest Carryover Shortfall	0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	158,316.67

Class A-3 Notes Monthly Interest Paid	158,316.67
Change in Class A-3 Notes Interest Carryover Shortfall	0.00

Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	79,200.00

Class A-4 Notes Monthly Interest Paid	79,200.00
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2012-B OWNER TRUST
Monthly Servicer's Certificate
for the month of March 2013

Total Note Monthly Interest
Total Note Monthly Interest Due	399,344.56
Total Note Monthly Interest Paid	399,344.56
Total Note Interest Carryover Shortfall	0.00
Change in Total Note Interest Carryover Shortfall	0.00

Total Available for Principal Distribution	48,662,609.66

4. Total Monthly Principal Paid on the Notes	46,236,057.99

Total Noteholders' Principal Carryover Shortfall	0.00
Total Noteholders' Principal Distributable Amount	46,236,057.99
Change in Total Noteholders' Principal Carryover Shortfall	0.00

5. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Change in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	2,426,551.67
Deposit from Remaining Available Collections to fund Reserve Account	0.00
Remaining Available Collections Released to Seller	2,426,551.67

V. RESERVE ACCOUNT

Initial Reserve Account Amount	3,645,833.33
Required Reserve Account Amount	3,645,833.33
Beginning Reserve Account Balance	3,645,833.33
Deposit of Remaining Available Collections	0.00
Ending Reserve Account Balance	3,645,833.33

Required Reserve Account Amount for Next Period	3,645,833.33

VI. POOL STATISTICS

Weighted Average Coupon	2.75%
Weighted Average Remaining Maturity	43.91

Principal Recoveries of Defaulted Receivables	371,578.17
Principal on Defaulted Receivables	673,532.91
Pool Balance at Beginning of Collection Period	1,151,889,228.83
Net Loss Ratio	0.31%

Net Loss Ratio for Second Preceding Collection Period	0.19%
Net Loss Ratio for Preceding Collection Period	0.64%
Net Loss Ratio for Current Collection Period	0.31%
Average Net Loss Ratio	0.38%

Cumulative Net Losses for all Periods	3,244,112.08

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2012-B OWNER TRUST
Monthly Servicer's Certificate
for the month of March 2013

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	6,825,414.60	415
61-90 Days Delinquent	1,190,091.99	68
91-120 Days Delinquent	174,913.32	12
Total Delinquent Receivables:	8,190,419.91	495
61+ Days Delinquencies as Percentage of Receivables	0.12%	0.11%

Delinquency Ratio for Second Preceding Collection Period		0.15%
Delinquency Ratio for Preceding Collection Period		0.14%
Delinquency Ratio for Current Collection Period		0.11%
Average Delinquency Ratio		0.13%

VII. STATEMENTS TO NOTEHOLDERS

1. The amount of the currency Swap Payments and the currency Swap
Termination Payments, if any, due to the currency Swap Counterparty
under the currency Swap Agreement.	NO

2. Has there been a material change in practices with respect to charge-
offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	NO

3. Have there been any material modifications, extensions or waivers to
Receivables terms, fees, penalties or payments during the Collection Period?	NO

4. Have there been any material breaches of representations, warranties
or covenants contained in the Receivables?	NO

5. Has there been an issuance of notes or other securities backed by the
Receivables?	NO

6. Has there been a material change in the underwriting, origination or acquisition
of Receivables?	NO